Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,516,641	1,692,347
Number of options granted (in shares) | shares	154,414	65,050
Number of options forfeited (in shares) | shares	(166,026)	(48,325)
Number of options exercised (in shares) | shares	(221,941)	(192,431)
Number of options outstanding - end of period (in shares) | shares	1,283,088	1,516,641
Number of options exercisable (in shares) | shares	866,594	917,162
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 6.73	$ 5.41
Weighted average exercise price, options granted (in cad per share) | $ / shares	62.09	29.04
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	18.54	10.19
Weighted average exercise price, options exercised (in cad per share) | $ / shares	5.95	1.77
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	12.00	6.73
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 3.04	$ 2.38